Shareholder Report, Holdings (Details) - C000219574 [Member]	Dec. 31, 2024
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%